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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          April 12, 2006 to May 4, 2006
                            -------------------------

             Commission File Number of issuing entity: 333-129157-03

                    Allstate Life Global Funding Trust 2006-2
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 001-32192

                          Allstate Life Global Funding
              (Exact name of depositor as specified in its charter)

                         Allstate Life Insurance Company
               (Exact name of sponsor as specified in its charter)
                            -------------------------

                  Delaware                                     Not Applicable
(State or other jurisdiction of incorporation                (I.R.S. Employer
     or organization of the issuing entity)               Identification Number)

          c/o AMACAR Pacific Corp.
6525 Morrison Boulevard, Suite 318, Charlotte, NC                 28211
     (Address of principal executive                            (Zip Code)
     offices of the issuing entity)


                                 (704) 365-0569
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)

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

                                             Registered/reporting pursuant to (check one)
                                                                                                            Name of exchange
             Title of Class                  Section 12(b)       Section 12(g)       Section 15(d)     (If Section 12(b))
------------------------------------------ ------------------- ------------------- ------------------- ---------------------
------------------------------------------ ------------------- ------------------- ------------------- ---------------------
        Secured Medium Term Notes                                                          v
------------------------------------------ ------------------- ------------------- ------------------- ---------------------
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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the  preceding 12 months (or for such  shorter  period that the  registrant  was required  to file  such  reports),  and  (2) has  been  subject  to such  filing requirements for the past 90 days. Yes [v] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

On May 4, 2006 an interest payment was made to the holders of the notes issued by Allstate Life Global Funding Trust 2006-2 (the "Trust"). Details of such payment are included in the Indenture Trustee's Report of the Trust filed as
Exhibit 99.1 hereto. No other reportable distributions have occurred during the current reporting period.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.

None.


Item 3.  Sales of Securities and Use of Proceeds.

Pursuant to the terms of the Trust Agreement, dated as of April 6, 2006, among Allstate Life Global Funding, as trust beneficial owner (the "Trust Beneficial Owner"), AMACAR Pacific Corp., as administrator of the Trust, and Wilmington Trust Company, as Delaware trustee, on April 6, 2006, the Trust Beneficial Owner acquired an undivided beneficial interest in the property related to the Trust (the "Trust Beneficial Interest") in a private placement pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act").

In accordance with the terms of the pricing supplement filed pursuant to Rule 424 of the Securities Act on April 10, 2006 by Allstate Life Insurance Company ("Allstate Life"), the Trust Beneficial Owner and the Trust, the Trust used the net proceeds from the Trust's issuance of Secured Medium Term Notes (the "Notes") to the investors in the Notes to purchase a funding note from the Trust Beneficial Owner issued to the Trust on April 12, 2006 (the "Funding Note"). The Trust Beneficial Owner used the net proceeds received from the sale of the Funding Note to purchase Funding Agreement No. FA-41092 issued by Allstate Life on April 12, 2006 (the "Funding Agreement"). Immediately thereafter, on April 12, 2006, the Trust Beneficial Owner assigned absolutely to, and deposited into, the Trust the Funding Agreement. The Funding Note was cancelled immediately upon the assignment and deposit by the Trust Beneficial Owner of the Funding Agreement to and into the Trust.


Item 4.  Defaults Upon Senior Securities.

None.


Item 5.  Submission of Matters to a Vote of Securities Holders.

None.


Item 6.  Significant Obligors of Pool Assets.

The Trust's sole asset is the Funding Agreement issued by Allstate Life, as obligor. Allstate Life is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and, in accordance with those requirements, files periodic and current reports, including reports on Form 10-K, Form 10-Q and Form 8-K, and other information with the Securities and Exchange Commission (the "SEC"). This Form 10-D incorporates by reference all reports deemed to have been filed with the SEC in connection with the Trust and Allstate Life pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report. You can read and copy any reports or other information that Allstate Life files under the Exchange Act at the SEC's public reference room at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. You can also request copies of such documents upon payment of a duplicating fee, by writing to the SEC's public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. Such filings of Allstate Life are also available to the public from commercial document retrieval services and over the internet at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC web site into this report).


Item 7.  Significant Enhancement Provider Information.

None.


Item 8.  Other Information.

None.


Item 9.  Exhibits.

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
Exhibit
Number                         Description

Exhibit 3.1                    Certificate of Trust of Allstate Life Global Funding Trust 2006-2.

Exhibit 3.2*                   Standard Trust Agreement Terms (included as Exhibit A to the Series Instrument described in Exhibit
                               4.6).

Exhibit 3.3*                   Trust Agreement of the Trust entered into among Allstate Life Global Funding , as Trust Beneficial
                               Owner, Wilmington Trust Company, as Delaware Trustee, and AMACAR Pacific Corp., as Administrator
                               (included as Part A to the Series Instrument described in Exhibit 4.6).

Exhibit 4.1*                   Standard Indenture Terms (included as Exhibit G to the Series Instrument described in Exhibit 4.6).

Exhibit 4.2*                   Indenture entered into between the Trust and J.P. Morgan Trust Company, National Association
                               (included as Part G to the Series Instrument described in Exhibit 4.6).

Exhibit 4.3*                   Standard Funding Note Indenture Terms (included as Exhibit H to the Series Instrument described in
                               Exhibit 4.6).

Exhibit 4.4*                   Funding Note Indenture entered into between Allstate Life Global Funding and J.P. Morgan
                               Trust Company, National Association (included as Part H to the Series Instrument described in
                               Exhibit 4.6).

Exhibit 4.5                    Global Security for Secured Medium Term Notes Program issued by the Trust.

Exhibit 4.6*                   Series Instrument of the Trust.

Exhibit 10.1                   Funding Agreement No. FA-41092 between Allstate Life Insurance Company and Allstate Life Global
                               Funding.

Exhibit 10.2                   Funding Note related to Secured Medium Term Notes issued under the Secured Medium Term Notes Program by Allstate Life Global Funding.

Exhibit 10.3***                Form of Amended and Restated Support and Expenses Agreement between Allstate Life Insurance Company and Allstate Life Global Funding.

Exhibit 10.4*                  Standard Support and Expenses Agreement Terms (included as Exhibit C to the Series Instrument described in Exhibit 4.6).

Exhibit 10.5*                  Support and Expenses Agreement entered into between Allstate Life Insurance Company and the Trust
                               (included as Part C to the Series Instrument described in Exhibit 4.6).

Exhibit 10.6***                Form of Amended and Restated Administrative Services Agreement between Allstate Life Global Funding and AMACAR Pacific Corp.

Exhibit 10.7*                  Standard Administrative Services Agreement Terms (included as Exhibit B to the Series Instrument described in Exhibit 4.6).

Exhibit 10.8*                  Administrative Services Agreement entered into between the Trust and AMACAR Pacific Corp. (included as Part B to the Series Instrument described in Exhibit 4.6).

Exhibit 10.9***                Form of Amended and Restated Name Licensing Agreement between Allstate Insurance Company and Allstate
                               Life Global Funding.

Exhibit 10.10*                 Standard Name Licensing Agreement Terms (included as Exhibit D to the Series Instrument described in
                               Exhibit 4.6).

Exhibit 10.11*                 Name Licensing Agreement entered into between Allstate Insurance Company and the Trust (included as
                               Part D to the Series Instrument described in Exhibit 4.6).

Exhibit 10.12****              Form of Amended and Restated Indemnity Agreement between Allstate Life Global Funding and Wilmington
                               Trust Company.

Exhibit  99.1                  Indenture Trustee's Report pursuant to Item 1121 of Regulation AB, in respect of the May 4, 2006 payment to the holders of the Notes issued by the Trust.

Exhibit 99.2**                 Pricing Supplement of the Trust.

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     *    Previously filed by Allstate Life Global Funding and the Trust on Form
          8-K on April 12, 2006.

     ** Previously filed by Allstate Life, Allstate Life Global Funding and the Trust on April 10, 2006 pursuant to Rule 424 of the Securities Act.

     *** Previously filed by Allstate Life and Allstate Life Global Funding on Form S-3 on February 27, 2006 (File No. 333-129157).

     **** Previously  filed by Allstate Life and Allstate Life Global Funding on
          Form S-3 on March 5, 2004 (File No. 333-112249).
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



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                          Allstate Life Global Funding
                          (Depositor)

Date: May 18, 2006         By:     AMACAR Pacific Corp.,
                                   not in its individual capacity,
                                   but solely as administrator*


                           By: /s/ Evelyn Echevarria
                               -----------------------------
                             Name: Evelyn Echevarria
                              Title: Vice President



* Allstate Life Global Funding is a statutory trust organized under the laws of the State of Delaware and has no officers. AMACAR Pacific Corp., as administrator, is the sole provider of administrative services to Allstate Life Global Funding.

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

                                  EXHIBIT INDEX

Exhibit
Number                         Description

Exhibit 3.1                    Certificate of Trust of Allstate Life Global Funding Trust 2006-2.

Exhibit 4.5                    Global Security for Secured Medium Term Notes Program issued by the Trust.

Exhibit 10.1                   Funding Agreement No. FA-41092 between Allstate Life Insurance Company and Allstate Life Global
                               Funding.

Exhibit 10.2                   Funding Note related to Secured Medium Term Notes issued under the Secured Medium Term Notes Program by Allstate Life Global Funding.

Exhibit  99.1                  Indenture Trustee's Report, pursuant to Item 1121 of Regulation AB, in respect of the May 4, 2006 payment to the holders of the Notes issued by the Trust.
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